Convertible preferred stock and preferred stock (Conversion) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Firm commitment underwritten public offering per share price (in dollars per share)		15
Net proceeds from conversion		25.0
Undesignated preferred stock, authorized		13,006,868
Series A convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		510,354
Series B convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1.8304
Undesignated preferred stock, authorized		896,464
Preferred stock
Class of Stock [Line Items]
Undesignated preferred stock, authorized	5,000,000	0	0
Undesignated preferred stock, par value	$ 0.0003
Series C convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		4,235,087
Series D convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		3,483,333
Series E convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		1,791,666
Series F convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		2,089,964